CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 14,523	$ 7,812
Interest-earning deposits in other banks	41,306	22,275
Investment securities available for sale, at fair value	282,221	352,871
Investment securities held to maturity, at amortized cost	97,036	6,000
Federal Home Loan Bank stock, at cost	9,159	9,146
Loans held for sale	9,596	6,751
Loans:
Covered under loss-share agreements	320,033	309,342
Not covered under loss-share agreements	1,389,450	1,198,838
Less allowance for loan losses	(31,008)	(24,813)
Net loans	1,678,475	1,483,367
Accrued interest receivable	10,174	10,363
Premises and equipment, net	43,220	30,550
Other real estate owned:
Covered under loss-share agreements	47,577	15,825
Not covered under loss-share agreements	20,927	23,912
FDIC indemnification asset	91,851	69,493
Investment in bank-owned life insurance	48,294	46,607
Goodwill	26,129	26,129
Other intangible assets, net	2,986	2,316
Other assets	31,456	36,515
Total assets	2,454,930	2,149,932
Deposits:
Non-interest bearing demand	145,688	107,547
Interest-bearing demand	909,402	841,062
Time deposits	1,063,097	879,461
Total deposits	2,118,187	1,828,070
Short-term borrowings	70,211	60,207
Long-term debt	93,713	97,713
Accrued expenses and other liabilities	8,964	11,718
Total liabilities	2,291,075	1,997,708
Preferred stock, no par value, authorized 20,000,000 shares;
Common stock, no par value; authorized 80,000,000 shares; 9,100,890 and 9,053,360 issued and outstanding at December 31, 2011 and 2010, respectively	87,421	86,791
Common stock warrants	2,412	2,412
Retained earnings	25,614	22,901
Stock in directors rabbi trust	(2,505)	(1,729)
Directors deferred fees obligation	2,505	1,729
Accumulated other comprehensive income (loss)	1,010	(6,798)
Total shareholders' equity	163,855	152,224
Total liabilities and shareholders' equity	2,454,930	2,149,932
Series A, Fixed Rate Cumulative Perpetual Preferred Stock
Preferred stock, no par value, authorized 20,000,000 shares;
Preferred Stock	30,237	29,757
Series B, Mandatorily Convertible Non-Voting Preferred Stock
Preferred stock, no par value, authorized 20,000,000 shares;
Preferred Stock	$ 17,161	$ 17,161